LOANS PAYABLE	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
LOANS PAYABLE [Text Block]

8.        LOANS PAYABLE

Up to August 31, 2017 at which time Maseve was classified as an Asset Held for Sale, net interest expense of $17.5 million from both loans had been capitalized to development assets in the Maseve Mine. Adjustments and accretion to the Production Payment liability were also capitalized to development assets in the Maseve Mine until August 31, 2017. Effective interest of $4.9 million and $10.1 million were recognized on the Sprott Facility and LMM Facility respectively during the year.

Sprott

On February 16, 2015, the Company announced it had entered a credit agreement with a syndicate of lenders (the “ Sprott Lenders ”) led by Sprott Resource Lending Partnership (“ Sprott ”) for a senior secured loan facility (the “Sprott Facility ”) of $40 million. The Sprott Facility was drawn on November 20, 2015. During the year, a third advance (the “ Third Advance ”) of $5 million was made to the Company, then repaid by the Company then a fourth advance (the “ Fourth Advance ”) of $5 million was also made to the Company. All fees directly attributable to the Sprott Facility were capitalized against the loan balance over the life of the loan and amortized using the effective interest method. All advances, interest owing and principal amounts owing to Sprott were repaid during the current year ($47.1 million) and at August 31, 2018 the Sprott Facility had no future payments due. A summary of the loan since inception is below (excluding advance payments and repayments)

Loan Facility	$40,000
Repayment of principal	(40,000)
Drawdown Standby and Amendment fees paid	(7,993)
Interest paid on loan balance	(10,388)
Cumulative interest and finance costs at effective interest rate	18,381
Carrying value as at August 31, 2018 – Sprott Facility	$-

Liberty Loan Facility

Also on November 20, 2015, the Company drew down a $40 million loan facility (the “ LMM Facility ”) pursuant to a credit agreement (the “ LMM Credit Agreement ”) entered into on November 2, 2015 with a significant shareholder, Liberty Metals & Mining Holdings, LLC (“ LMM ”), a subsidiary of Liberty Mutual Insurance. The LMM Facility bears interest at LIBOR plus 9.5% . At August 31, 2018 (after repayment of the Sprott Facility) LMM held the first lien position on (i) the shares of PTM (RSA) held by the Company and (ii) all current and future assets of the Company. Pursuant to the LMM Credit Agreement the Company also entered into a life of mine Production Payment Agreement (“ PPA ”) with LMM.

During the year the Company forwarded to Liberty payments totalling $23.1 million. These payments first paid down the production payment termination accrual of $15 million. The remaining $8.1 million was then applied against the loan and accrued interest owing. At August 31, 2018 the Company owed Liberty $46.5 million.

At inception of the Liberty Facility the Production Payment liability was bifurcated from the loan with the initial value of the Production Payment liability ($11.2 million) being amortized with effective interest over the remaining life of the loan. As the timing of the scheduled repayment of the loan has been shortened from 2021 to October 2019 this bifurcated amount is being recognized more quickly resulting in a higher effective interest rate of 32% at August 31, 2018. The actual interest rate on the outstanding loan has remained at LIBOR plus 9.5% .

Current Terms of the Liberty Loan

There have been a number of modifications to the LMM Facility. At August 31, 2018, only the loan facility remains to be repaid. On May 11, 2018 the Company announced the following loan amendments where the Company must:

•

Raise a minimum of US$15 million in financings of subordinated debt, common shares and/or securities convertible into common shares (the “Required Financing”) before May 31, 2018. This was satisfied with by the completion of both a private placement and a public offering of common shares on May 15, 2018 for combined gross proceeds of US$19.88 million. See details in Note 10 below.

•

Apply the first US$12 million of gross proceeds from the Required Financing to reduce indebtedness under the LMM Facility before May 31, 2018. This was satisfied with proceeds from the May 15, 2018 unit financing

•	Not otherwise be in default under the LMM Facility. The Company was not in default of any covenants on the LMM Facility at August 31, 2018

Having satisfied the above conditions, the LMM Facility maturity date has been (a) extended to October 31, 2019 (from September 30, 2018), (b) interest will continue to accrue and be capitalized until the maturity date (previously, interest became payable quarterly after June 30, 2018).

Brokerage Fees

As outlined in Note 6 there are brokerage fees still connected to the sale of Maseve. These fees become due when the amounts due to Liberty are repaid in full. As these fees are now contingent on the repayment of the debt they are grouped with the debt as follows:

LMM Facility	$39,465
Brokerage Fees	2,826
Loan Payable	$42,291